Note 19 - Business Acquisition and Unaudited Pro Forma Information (Detail) (Diamond Bar [Member], USD $)	Dec. 31, 2011
Diamond Bar [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 450,000